Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	GAIN THERAPEUTICS, INC.
Entity Central Index Key	0001819411
Amendment Flag	false